IFRS 9 Impairment (Tables)	6 Months Ended
Jun. 30, 2023
IFRS 9 Impairment [Abstract]
IFRS 9 Impairment Forward Looking Information [text block table]
Macroeconomic variables applied
	as of June 2023¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,948.85	1,972.20
Commodity - WTI	77.82	82.31
Credit - CDX Emerging Markets	247.55	222.05
Credit - CDX High Yield	486.44	464.74
Credit - CDX IG	78.74	76.23
Credit - High Yield Index	4.71%	4.38%
Credit - ITX Europe 125	85.68	82.17
Equity - MSCI Asia	1,279	1,290
Equity - Nikkei	30,573	31,183
Equity - S&P500	4,178	4,215
GDP - Developing Asia	5.07%	4.70%
GDP - Emerging Markets	4.20%	4.05%
GDP - Eurozone	0.44%	0.99%
GDP - Germany	0.14%	1.27%
GDP - Italy	0.73%	0.95%
GDP - USA	1.02%	1.13%
Real Estate Prices - US CRE Index	350.73	342.32
Unemployment - Eurozone	6.77%	6.72%
Unemployment - Germany	3.15%	3.28%
Unemployment - Italy	8.09%	8.15%
Unemployment - Japan	2.58%	2.47%
Unemployment - Spain	12.85%	12.46%
Unemployment - USA	4.05%	4.51%

[1] MEV as of 27 June 2023
[2] Year 1 equals second quarter of 2023 to first quarter of 2024, Year 2 equals second quarter of 2024 to first quarter of 2025
	as of December 2022¹ ²
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
Commodity - Gold	1,745.84	1,797.74
Commodity - WTI	90.19	88.79
Credit - CDX Emerging Markets	260.99	239.03
Credit - CDX High Yield	489.77	476.53
Credit - CDX IG	85.33	84.94
Credit - High Yield Index	4.46%	4.31%
Credit - ITX Europe 125	101.26	96.50
Equity - MSCI Asia	1,178	1,176
Equity - Nikkei	28,427	29,287
Equity - S&P500	3,933	4,011
GDP - Developing Asia	3.95%	4.60%
GDP - Emerging Markets	3.31%	3.94%
GDP - Eurozone	0.87%	0.53%
GDP - Germany	(0.26) %	1.00%
GDP - Italy	0.32%	0.68%
GDP - USA	0.62%	0.61%
Real Estate Prices - US CRE Index	352.41	343.97
Unemployment - Eurozone	7.03%	7.15%
Unemployment - Germany	3.22%	3.33%
Unemployment - Italy	8.24%	8.53%
Unemployment - Japan	2.56%	2.42%
Unemployment - Spain	13.06%	12.98%
Unemployment - USA	4.05%	4.75%

[1] MEV as of December 12, 2022 which barely changed until December 30, 2022
[2] Year 1 equals fourth quarter of 2022 to third quarter of 2023, Year 2 equals fourth quarter of 2023 to third quarter of 2024

IFRS 9 Model Sensitivity [text block table]	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level Jun 30, 2023 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (80.7) (1)pp 98.7 Unemployment rates (0.5)pp (41.7) 0.5pp 56.0 Real estate prices 5% (5.9) (5)% 6.2 Equities 10% (13.1) (10)% 17.5 Credit spreads (40)% (33.5) 40% 39.6 Commodities¹ 10% (12.7) (10)% 13.6 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign December 31, 2022 Upward sensitivity Downward sensitivity Upward shift ECL impactin € m. Downward shift ECL impactin € m. GDP growth rates 1pp (83.3) (1)pp 101.4 Unemployment rates (0.5)pp (40.8) 0.5pp 58.0 Real estate prices 5% (5.6) (5)% 6.0 Equities 10% (15.8) (10)% 19.6 Credit spreads (40)% (37.9) 40% 42.6 Commodities¹ 10% (14.8) (10)% 15.6 1 The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign